Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Repayment schedule [Abstract]
Project debt	$ 4,553,052	$ 5,036,193	$ 5,237,614
2022 [Member]
Repayment schedule [Abstract]
Interest payment		18,017
Nominal repayment		317,388
2023 [Member]
Repayment schedule [Abstract]
Interest payment	15,053
Nominal repayment	311,481
Project debt		355,956
2024 [Member]
Repayment schedule [Abstract]
Project debt	323,731	369,528
2025 [Member]
Repayment schedule [Abstract]
Project debt	442,920	498,712
2026 [Member]
Repayment schedule [Abstract]
Project debt	358,444	411,514
2027 [Member]
Repayment schedule [Abstract]
Project debt	504,954
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,596,469	$ 3,065,078